Note 13 - Subsequent Events	6 Months Ended
Feb. 28, 2015
Notes
Note 13 - Subsequent Events

NOTE 13 – Subsequent Events

Management has reviewed and evaluated subsequent events and transactions occurring after the balance sheet date, February 28, 2015, through the filing of this QuarterlyReport on Form 10-Q on April 14, 2015 and determined that only the following additional subsequent event has occurred:

Conversion of Settlement Debt— On March 5, 2015, the Company authorized 636,132 shares of common stock to be issued in exchange for cancellation of $25,000 of the convertible loan.  On March 19, 2015, the Company authorized 694,444 shares of common stock to be issued in exchange for cancellation of $25,000 of the convertible loan.

As of February 27, 2015, the Registrant entered into two agreements with Beaufort Capital Partners, LLC, a New York limited liability corporation (“BCPLLC”), an Equity Purchase Agreement (the “EPA”) and a Registration Rights Agreement (the “RRA”).  The two agreements we filed as exhibits to the Registrant’s Current Report on Form 8-K dated March 17, 2015 and the Registrant’s Registration Statement on Form S-1 Number 333-202819 and the following summary is qualified in its entirety by reference to such exhibits.